Average Annual Total Returns - Class A Class C and Institutional Class - Guggenheim Long Short Equity Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A 3.97% 1 Year	Class A 3.97% 5 Years	Class A 3.97% 10 Years	Class A 13.88% 1 Year	Class A 13.88% 5 Years	Class A 13.88% 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 3.97% 1 Year	Class C 3.97% 5 Years	Class C 3.97% 10 Years	Class C 13.88% 1 Year	Class C 13.88% 5 Years	Class C 13.88% 10 Years	Institutional 1 Year	Institutional 5 Years	Institutional Inception Date	Institutional Since Inception	Institutional Return After Taxes on Distributions 1 Year	Institutional Return After Taxes on Distributions 5 Years	Institutional Return After Taxes on Distributions Since Inception	Institutional Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional 3.97% 1 Year	Institutional 3.97% 5 Years	Institutional 3.97% Since Inception	Institutional 13.88% 1 Year	Institutional 13.88% 5 Years	Institutional 13.88% Since Inception
Total	0.46%	1.30%	2.42%	0.27%	1.07%	2.29%	0.28%	0.91%	1.84%	3.62%	3.57%	3.97%	18.40%	15.22%	13.88%	3.73%	1.51%	2.15%	3.73%	1.38%	2.07%	2.21%	1.12%	1.64%	3.62%	3.57%	3.97%	18.40%	15.22%	13.88%	5.81%	2.55%	Nov. 30, 2011	4.35%	5.56%	2.31%	4.21%	3.44%	1.87%	3.38%	3.62%	3.57%	4.54%	18.40%	15.22%	15.25%